LONG-TERM PREPAID EXPENSES, NET (Tables)	6 Months Ended
Mar. 31, 2026
LONG-TERM PREPAID EXPENSES, NET
Schedule of long-term prepaid expenses, net

	March 31,	September 30,
	2026	2025
Marketing expenses (i)	$500,000	$500,000
Service costs (ii)	4,602,333	1,850,000
Subtotal	5,102,333	2,350,000
Less: accumulated amortization	(1,593,330)	(326,274)
Long-term prepaid expenses, net	$3,509,003	$2,023,726

(i)A service provider signed a contract with the Company to provide comprehensive brand consulting services, including formulating brand strategic plans (covering vision, mission, core values, etc.), defining brand positioning based on research and competitor analysis, developing brand communication strategies (channels, content, activities), guiding the establishment of scientific brand management & maintenance systems (asset protection, crisis handling, performance evaluation), and offering supporting value-added services such as market research, competitor analysis and brand training. As the marketing work will be conducted by a service provider until December 31, 2026, by which date the Company can benefit from the service, the Company recognizes it as a long-term prepaid expense. The total contractual consideration amounts to $500,000, and the associated cost will be amortized on a straight-line basis over the 24-month service term.

(ii)This service costs as of March 31, 2026 and September 30, 2025 represent the prepayments made to four and two service providers, respectively, for AI computing hardware and network-related services. The service providers offer remote CPU, GPU and Cloud accessing for AI or high-speed computing purpose. As each service work will be conducted by a service provider until 2 or 3 years later, by which date the Company can benefit from the service, the Company recognizes these costs as long-term prepaid expenses. The total contractual consideration amounts to $4,602,333, and the associated cost will be amortized on a straight-line basis over the service terms. During the six months ended March 31, 2026, the Company executed two new service agreements with two vendors, adding $2,104,394 in total contracted prepayment obligations.